UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Green Street Investors LLC
Address: 2901 W. Coast Highway
         Suite 200  #23- 24
         Newport Beach, CA  92663

13F File Number:  028-12448

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Warner Griswold
Title:     Chief Compliance Officer
Phone:     (949) 258-3333

Signature, Place, and Date of Signing:

  /s/ Warner Griswold     Newport Beach, CA     April 16, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    29

Form 13F Information Table Value Total:    $106,681 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN ASSETS TR INC         COM              024013104      563    17600 SH       SOLE                    17600        0        0
AMERICAN CAMPUS CMNTYS INC     COM              024835100     1424    31400 SH       SOLE                    31400        0        0
AMERICAN TOWER CORP NEW        COM              03027X100     2261    29400 SH       SOLE                    29400        0        0
APARTMENT INVT & MGMT CO       CL A             03748R101     1738    56700 SH       SOLE                    56700        0        0
AVALONBAY CMNTYS INC           COM              053484101     5497    43400 SH       SOLE                    43400        0        0
BIOMED REALTY TRUST INC        COM              09063H107     1827    84600 SH       SOLE                    84600        0        0
BOSTON PROPERTIES INC          COM              101121101     6271    62050 SH       SOLE                    62050        0        0
CBL & ASSOC PPTYS INC          COM              124830100      975    41300 SH       SOLE                    41300        0        0
CORPORATE OFFICE PPTYS TR      SH BEN INT       22002T108      800    30000 SH       SOLE                    30000        0        0
DIAMONDROCK HOSPITALITY CO     COM              252784301      618    66400 SH       SOLE                    66400        0        0
EASTGROUP PPTY INC             COM              277276101      693    11900 SH       SOLE                    11900        0        0
EQUITY LIFESTYLE PPTYS INC     COM              29472R108      960    12500 SH       SOLE                    12500        0        0
EQUITY ONE                     COM              294752100     2385    99500 SH       SOLE                    99500        0        0
EQUITY RESIDENTIAL             SH BEN INT       29476L107     6899   125300 SH       SOLE                   125300        0        0
EXTRA SPACE STORAGE INC        COM              30225T102     6841   174200 SH       SOLE                   174200        0        0
GENERAL GROWTH PPTYS INC NEW   COM              370023103     2207   111000 SH       SOLE                   111000        0        0
HEALTH CARE REIT INC           COM              42217K106    16366   241000 SH       SOLE                   241000        0        0
HEALTHCARE RLTY TR             COM              421946104     2314    81500 SH       SOLE                    81500        0        0
HOST HOTELS & RESORTS INC      COM              44107P104     4367   249700 SH       SOLE                   249700        0        0
LASALLE HOTEL PPTYS            COM SH BEN INT   517942108      838    33000 SH       SOLE                    33000        0        0
POST PPTYS INC                 COM              737464107      999    21200 SH       SOLE                    21200        0        0
PROLOGIS INC                   COM              74340W103     7452   186400 SH       SOLE                   186400        0        0
REGENCY CTRS CORP              COM              758849103     8005   151300 SH       SOLE                   151300        0        0
RLJ LODGING TR                 COM              74965L101      569    25000 SH       SOLE                    25000        0        0
SIMON PPTY GROUP INC NEW       COM              828806109    13129    82800 SH       SOLE                    82800        0        0
SL GREEN RLTY CORP             COM              78440X101     3126    36300 SH       SOLE                    36300        0        0
SUNSTONE HOTEL INVS INC NEW    COM              867892101      666    54100 SH       SOLE                    54100        0        0
TAUBMAN CTRS INC               COM              876664103     1312    16900 SH       SOLE                    16900        0        0
VORNADO RLTY TR                SH BEN INT       929042109     5579    66700 SH       SOLE                    66700        0        0